Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	The Chemours Company
Amendment Flag	false
Entity Central Index Key	0001627223
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36794
Entity Tax Identification Number	46-4845564
Entity Address, Address Line One	1007 Market Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	773-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false